CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017
Current Assets
Cash and cash equivalents ($92 and $80 related to VIEs)		$ 1,295	$ 4,553
Accounts receivable (net of allowance of $13 and $14)
Customers ($138 and $106 related to VIEs)		1,491	1,222
Others ($15 and $19 related to VIEs)		535	607
Other current assets		474	380
Total		3,795	6,762
Net properties and equipment (net of accumulated depreciation, depletion, and amortization of $37,905 and $34,107) ($6,612 and $5,731 related to VIEs)		28,615	27,451
Other Assets ($868 and $579 related to VIEs)		2,336	2,211
Goodwill and Other Intangible Assets ($1,163 and $1,191 related to VIEs)		5,630	5,662
Total Assets		40,376	42,086
Current Liabilities
Accounts payable		2,003	1,894
Other ($15 and $1 related to VIEs)		161	266
Short-term debt		947	142
Current asset retirement obligations		252	294
Other current liabilities		1,295	1,310
Total		4,658	3,906
Long-term Debt		15,470	15,547
Other Long-term Liabilities
Deferred income taxes		2,437	2,234
Asset retirement obligations ($260 and $143 related to VIEs)		2,847	2,500
Other		4,021	4,109
Total		9,305	8,843
Stockholders’ equity
Common stock, par value $0.10 per share (1.0 billion shares authorized, 576.6 million and 574.2 million shares issued)		57	57
Paid-in capital		12,393	12,000
Retained earnings		1,245	1,109
Treasury stock (87.2 million and 43.4 million shares)		(4,864)	(2,132)
Accumulated other comprehensive income (loss)		(335)	(338)
Total Stockholders’ Equity		8,496	10,696
Noncontrolling interests		2,447	3,094
Total Equity		10,943	13,790
Total Liabilities and Equity		40,376	42,086
Anadarko Excluding WES and WGP [Member]
Current Liabilities
Short-term debt	[1]	919	142
Long-term Debt	[1]	10,683	12,054
WGP and WES [Member]
Current Liabilities
Short-term debt		28	0
Long-term Debt		$ 4,787	$ 3,493

[1]	Excludes WES and WGP.